EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                    EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                     EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                 SUPPLEMENT TO PROSPECTUS DATED DECEMBER 1, 2002

                      EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                      EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                     EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                     EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND
                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 2003

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                      EATON VANCE FLORIDA MUNICIPALS FUND
                   EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                    EATON VANCE MISSISSIPPI MUNICIPALS FUND
                   EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2003

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                  SUPPLEMENT TO PROSPECTUSES DATED JUNE 1, 2002

                      EATON VANCE NATIONAL MUNICIPALS FUND
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2003

1. THE FIRST PARAGRAPH IN THE SECTION ENTITLED "REDUCING OR ELIMINATING SALES CHARGES" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $25,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

2. THE THIRD PARAGRAPH IN THE SECTION ENTITLED "REDUCING OR ELIMINATING SALES CHARGES" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

3. THE FIRST PARAGRAPH IN THE SECTION ENTITLED "EXCHANGE PRIVILEGE" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B and Class C shares (as applicable), Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


May 1, 2003                                                                 MTPS

                      EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                    EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                     EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2002

                      EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                      EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                     EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                     EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2003

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                      EATON VANCE FLORIDA MUNICIPALS FUND
                   EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                    EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCR RHODE ISLAND MUNICIPALS FUND
                   EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2003

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 2002

                      EATON VANCE NATIONAL MUNICIPALS FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2003

1. THE FOLLOWING REPLACES THE FIRST TWO SENTENCES OF "RIGHT OF ACCUMULATION" UNDER "SALES CHARGES":

The applicable sales charge level for the purchase of Class A shares is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account for the benefit of the persons identified in (i), will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

2. THE FOLLOWING REPLACES THE SECOND SENTENCE OF "STATEMENT OF INTENTION" UNDER "SALES CHARGES":

Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and Class A, Class B, Class C and Class D shares of other Eaton Vance funds purchased during the 13-month period will be included toward the completion of the Statement.


May 1, 2003